Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net gain (loss)	$ 2,234,254	$ (4,241,958)	$ 1,189,545
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
Purchases of short-term investments	(160,258,040)	(350,098,480)	(188,417,529)
Sales/maturities of short-term investments	190,694,230	375,878,478	101,756,444
Accretion of discount	(57,779)	(101,684)	(102,982)
Net realized gain on short-term investments	(8,539)	(13,430)	(199)
Change in operating assets and liabilities:
Cash and cash equivalents held at brokers (restricted)	169,163	1,294,227	(1,978,071)
Foreign currencies held at brokers, at cost (restricted)	4,522,979	(785,723)	(6,266,078)
Interest receivable	1,664	(499)	(829)
Net unrealized appreciation (depreciation) on futures contracts	45,123	(1,907,734)	1,906,344
Sponsor's fees payable	(31,528)	(15,308)	78,083
Due to brokers	(100,000)	100,000
Net cash provided by (used in) operating activities	37,211,527	20,107,889	(91,835,272)
Cash Flows from Financing Activities
Contributions	4,964,085	40,581,012	94,893,939
Redemptions	(44,264,762)	(59,383,876)
Net cash provided by (used in) financing activities	(39,300,677)	(18,802,864)	94,893,939
Effect of exchange rate changes on cash	448,848	(928,020)	84,707
Net increase (decrease) in cash and cash equivalents	(1,640,302)	377,005	3,143,374
Cash and Cash Equivalents
Beginning of period	3,686,978	3,309,973	166,599
End of period	$ 2,046,676	$ 3,686,978	$ 3,309,973